Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,088,721.62
Previously Paid Amount	0.00
Total Fee Amount	10,118.18
Total Offset Amount	0.00
Net Fee	$ 10,118.18